Income Taxes - Provision for income taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the statutory federal income tax with the provision for income taxes
Loss before income taxes	$ (17,251,000)	$ (5,683,000)	$ (77,260,000)	$ (8,130,000)	$ (17,439,000)	$ (2,746,000)
Income tax benefit at U.S. Federal statutory rate					(3,662,000)	(577,000)
Permanent items					211,000	95,000
Change in valuation allowance					4,122,000	572,000
State income taxes, net of U.S. Federal income tax benefit					(662,000)	$ (91,000)
Income tax provision	$ 17,000	$ 0	$ 539,000	$ 0	$ 9,000